Note 7 - Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$588	$305	$—	$100	$43	$—	$(24)	$1,012
Accrued payroll	10	85	73	22	—	9	—	199
Total								$1,211
							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$221	$511	$73	$24	$31	$—	$(34)	$826
Accrued payroll	12	68	40	—	—	—	—	120
Total								$946